Financial liabilities - Interest-bearing loans (Details) € in Thousands, $ in Thousands	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)
Financial liabilities
Total non-current liabilities	€ 15,588	€ 18,078
Total current liabilities	7,224	6,020
Total non-current and current liabilities	22,812	24,098
Total loans
Financial liabilities
Total non-current liabilities		401
Total current liabilities	3,815	2,492
Secured bank loans
Financial liabilities
Total non-current liabilities		401
Total current liabilities	505	567
Short term deposits pledged as security	938	1,500
Other bank loans
Financial liabilities
Total current liabilities		387
Total non-current and current liabilities | $			$ 387
Bank overdrafts
Financial liabilities
Total current liabilities	3,310	1,538
Lease liabilities
Financial liabilities
Total non-current liabilities	15,588	17,677
Total current liabilities	3,409	3,528
Total non-current and current liabilities	€ 18,997	€ 21,205